Document And Entity Information	Dec. 16, 2020
Document Information Line Items
Entity Registrant Name	General Finance Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001342287
Document Period End Date	Dec. 16, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32845
Entity Tax Identification Number	32-0163571
Entity Address, Address Line One	39 East Union Street
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	626
Local Phone Number	584-9722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	GFN
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information Line Items
Trading Symbol	GFNCP
Title of 12(b) Security	9.00% Series C Cumulative Redeemable Perpetual Preferred Stock (Liquidation Preference $100 per share)
Security Exchange Name	NASDAQ
Senior Note Due 2021 [Member]
Document Information Line Items
Trading Symbol	GFNSL
Title of 12(b) Security	8.125% Senior Notes due 2021
Security Exchange Name	NASDAQ
Senior Note Due 2025 [Member]
Document Information Line Items
Trading Symbol	GFNSZ
Title of 12(b) Security	7.875% Senior Notes due 2025
Security Exchange Name	NASDAQ